ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Accumulated depreciation	$ (16,278)	$ (1,844)
Property and equipment, net	75,948	13,259
Computer equipment and software
Property and equipment, gross	20,565	15,103
Office equipment
Property and equipment, gross	49,724	0
Machinery and equipment
Property and equipment, gross	$ 21,937	$ 0